ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

October 14, 2022

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:	Preliminary Proxy Statement on Schedule 14A for JOHCM Funds Trust (File Nos. 811-23615 and 333-249784), on behalf of the series (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Funds pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of the Funds (the “Meeting”): (i) a notice of meeting, (ii) a preliminary proxy statement and (iii) forms of proxy cards. The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Funds expect to begin mailing the definitive proxy materials to shareholders on or about October 27, 2022.

Please direct any questions you may have with respect to this filing to me at (617) 951-7591 or George Raine at (617) 951-7556. Thank you for your attention in this matter.

Regards,

/s/Angela C. Jaimes, Esq.

Angela C. Jaimes, Esq.

cc:	Jonathan Weitz, President of the Trust
David Lebisky, Chief Compliance Officer of the Trust
Mary Lomasney, Secretary of the Trust
George B. Raine, Esq., Ropes & Gray LLP